Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-Lived Intangible Assets

	Predecessor
	December 31, 2012	Net Additions	July 10, 2013
	(in millions)
FCC licenses	$20,268	$12,580	$32,848
Trademarks	409	—	409
Goodwill	359	715	1,074
	$21,036	$13,295	$34,331

	Successor
	July 11, 2013	Net Additions		December 31, 2013
	(in millions)
FCC licenses	$35,723	$166	(1)	$35,889
Trademarks	5,935	—		5,935
Goodwill	6,434	—		6,434
	$48,092	$166		$48,258

	December 31, 2013	Net Additions		March 31, 2014
	(in millions)
FCC licenses	$35,889	$154		$36,043
Trademarks	5,935	—		5,935
Goodwill	6,434	(51)	(2)	6,383
	$48,258	$103		$48,361

Intangible Assets Subject to Amortization

		Successor						Predecessor
		March 31, 2014			December 31, 2013			December 31, 2012
	Useful Lives	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
		(in millions)
Customer relationships	4 to 8 years	$6,923	$(1,289)	$5,634	$6,923	$(875)	$6,048	$234	$(230)	$4
Other intangible assets:
Favorable spectrum leases	23 years	884	(30)	854	884	(20)	864	—	—	—
Favorable tower leases	3 to 7 years	589	(80)	509	589	(52)	537	—	—	—
Trademarks	34 years	520	(12)	508	520	(8)	512	1,168	(681)	487
Reacquired rights	9 to 14 years	—	—	—	—	—	—	1,571	(785)	786
Other	4 to 10 years	60	(7)	53	58	(5)	53	138	(80)	58
Total other intangible assets		2,053	(129)	1,924	2,051	(85)	1,966	2,877	(1,546)	1,331
Total definite-lived intangible assets		$8,976	$(1,418)	$7,558	$8,974	$(960)	$8,014	$3,111	$(1,776)	$1,335

Intangible Assets Subject to Amortization, Future Amortization Expense [Table Text Block]

	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2018
	(in millions)
Estimated amortization expense	$1,676	$1,426	$1,161	$881	$664